Income Taxes	9 Months Ended	12 Months Ended
	Jan. 31, 2023	Apr. 30, 2022
Income Tax Disclosure [Abstract]
Income Taxes
Note 7. Income Taxes
The tax effects of temporary differences and carry-forwards that give rise to significant portions of the deferred tax assets and liabilities are presented below:

	January 31,	April 30,
	2023	2022
Deferred tax assets (liabilities):
Net operating loss carryforwards	$9,447,212	$8,387,881
Start-up costs	960,269	1,036,080
Stock option and warrant payments	441,977	423,624
Accumulated depreciation	(2,839)	(2,668)
Research and development credits	255,600	255,600
Research and development warrants	21,488	21,488

Total deferred tax assets, net	11,123,707	10,122,005
Valuation Allowance	(11,123,707)	(10,122,005)

Net Deferred Tax Assets	$—	$—

For the nine months ended January 31, 2023 and the year ended April 30, 2022, the Company’s cumulative net operating loss for federal income tax purposes was approximately $45 million and $39 million, respectively. The net operating loss, subject to limitations, may be available in future tax years to offset taxable income. The net operating loss carry-forward will begin to expire in year 2028.
In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Based upon the projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company will not realize the benefits of these deductible differences, and therefore, a full valuation allowance has been recorded at January 31, 2023 and April 30, 2022.

Note 8 – Income Taxes
The tax effects of temporary differences and carry-forwards that give rise to significant portions of the deferred tax assets and liabilities are presented below:

	As of April 30,
	2022	2021
Deferred tax assets (liabilities):
Net operating loss carryforwards	$8,387,881	$7,215,961
Start-up costs	1,036,080	1,137,161
Stock option and warrant payments	423,624	396,631
Accumulated depreciation	(2,668)	(2,440)
Research and development credits	255,600	255,600
Research and development warrants	21,488	21,488

Total deferred tax assets, net	10,122,005	9,024,401
Valuation Allowance	(10,122,005)	(9,024,401)

Net Deferred Tax Assets	—	—

For the years ended April 30, 2022 and 2021, the Company’s cumulative net operating loss for federal income tax purposes was approximately $39 million and $34 million, respectively. The net operating loss, subject to limitations, may be available in future tax years to offset taxable income. The net operating loss carry-forward will begin to expire in year 2028.
In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Based upon the projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company will not realize the benefits of these deductible differences, and therefore, a full valuation allowance has been recorded at April 30, 2022 and 2021.